Commitments and Contingencies - Minimum Contracted Future Charter Hire Receivable (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Commitments and Contingencies [Abstract]
June 30, 2027	$ 764,493
June 30, 2028	548,313
June 30, 2029	295,408
June 30, 2030	270,186
June 30, 2031 and thereafter	1,202,790
Total minimum lease revenue, net of address commissions	$ 3,081,190